Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	$ 480,439,730	$ 512,691,492
Financial assets derecognized during the period other than write-offs	(80,215,533)	(56,124,087)
New financial assets originated or purchased	192,287,354	146,135,399
FX and other movements	66,105,154	49,600,192
Inflation Effect	(232,824,420)	(171,863,266)
Gross carrying amount, Ending Balance	425,792,285	480,439,730
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	341,603,166	356,107,883
Financial assets derecognized during the period other than write-offs	(110,789,202)	(132,287,904)
New financial assets originated or purchased	237,514,754	240,850,832
FX and other movements	6,642,274	(2,883,989)
Inflation Effect	(166,236,060)	(120,183,656)
Gross carrying amount, Ending Balance	308,734,932	341,603,166
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,002,801,931	829,976,631
Financial assets derecognized during the period other than write-offs	(649,496,165)	(492,225,224)
New financial assets originated or purchased	817,368,443	697,938,995
FX and other movements	45,189,319	166,450,809
Inflation Effect	(305,588,990)	(199,339,280)
Gross carrying amount, Ending Balance	910,274,538	1,002,801,931
Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	360,555,380	276,526,164
Financial assets derecognized during the period other than write-offs	(10,484,900)	(9,964,727)
New financial assets originated or purchased	169,061,593	187,319,385
FX and other movements	0	0
Inflation Effect	(175,458,871)	(93,325,442)
Gross carrying amount, Ending Balance	343,673,202	360,555,380
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	325,381,583	343,769,409
Financial assets derecognized during the period other than write-offs	(46,492,531)	(33,541,699)
New financial assets originated or purchased	152,427,910	90,812,821
FX and other movements	60,514,540	46,033,242
Inflation Effect	(157,367,697)	(114,853,371)
Gross carrying amount, Ending Balance	345,057,548	325,381,583
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	301,237,408	310,987,242
Financial assets derecognized during the period other than write-offs	(102,487,078)	(121,979,493)
New financial assets originated or purchased	227,094,096	227,280,279
FX and other movements	5,326,574	(3,907,078)
Inflation Effect	(146,592,669)	(104,955,789)
Gross carrying amount, Ending Balance	288,484,385	301,237,408
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	967,578,509	787,770,121
Financial assets derecognized during the period other than write-offs	(637,090,574)	(482,790,522)
New financial assets originated or purchased	814,445,099	681,349,422
FX and other movements	44,688,624	174,843,635
Inflation Effect	(288,448,040)	(185,094,910)
Gross carrying amount, Ending Balance	903,893,469	967,578,509
12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	340,540,087	262,330,753
Financial assets derecognized during the period other than write-offs	(4,880,277)	(4,303,118)
New financial assets originated or purchased	158,209,583	175,208,793
FX and other movements	0	0
Inflation Effect	(165,718,729)	(88,534,600)
Gross carrying amount, Ending Balance	322,206,755	340,540,087
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	118,320,003	147,722,731
Financial assets derecognized during the period other than write-offs	(23,056,454)	(15,925,615)
New financial assets originated or purchased	30,522,084	37,371,767
FX and other movements	5,932,842	7,472,736
Inflation Effect	(57,578,656)	(49,855,276)
Gross carrying amount, Ending Balance	59,478,106	118,320,003
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	33,113,283	38,096,531
Financial assets derecognized during the period other than write-offs	(5,665,314)	(7,678,208)
New financial assets originated or purchased	7,952,659	8,808,873
FX and other movements	946,955	1,664,434
Inflation Effect	(16,114,083)	(12,857,285)
Gross carrying amount, Ending Balance	15,853,245	33,113,283
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	33,801,268	39,865,673
Financial assets derecognized during the period other than write-offs	(11,132,908)	(8,525,129)
New financial assets originated or purchased	2,747,286	16,588,494
FX and other movements	(2,324)	(8,319,342)
Inflation Effect	(16,448,880)	(13,454,356)
Gross carrying amount, Ending Balance	5,974,216	33,801,268
Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	11,384,395	7,220,399
Financial assets derecognized during the period other than write-offs	(1,806,648)	(1,276,805)
New financial assets originated or purchased	7,265,549	7,685,532
FX and other movements	0	0
Inflation Effect	(5,540,045)	(2,436,830)
Gross carrying amount, Ending Balance	12,305,463	11,384,395
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	36,738,144	21,199,352
Financial assets derecognized during the period other than write-offs	(10,666,548)	(6,656,773)
New financial assets originated or purchased	9,337,360	17,950,811
FX and other movements	(342,228)	(3,905,786)
Inflation Effect	(17,878,067)	(7,154,619)
Gross carrying amount, Ending Balance	21,256,631	36,738,144
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	7,252,475	7,024,110
Financial assets derecognized during the period other than write-offs	(2,636,810)	(2,630,203)
New financial assets originated or purchased	2,467,999	4,761,680
FX and other movements	368,745	(641,345)
Inflation Effect	(3,529,308)	(2,370,582)
Gross carrying amount, Ending Balance	4,397,302	7,252,475
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,422,154	2,340,837
Financial assets derecognized during the period other than write-offs	(1,272,683)	(909,573)
New financial assets originated or purchased	176,058	1,079
FX and other movements	503,019	(73,484)
Inflation Effect	(692,070)	(790,014)
Gross carrying amount, Ending Balance	406,853	1,422,154
Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	8,630,898	6,975,012
Financial assets derecognized during the period other than write-offs	(3,797,975)	(4,384,804)
New financial assets originated or purchased	3,586,461	4,425,060
FX and other movements	0	0
Inflation Effect	(4,200,097)	(2,354,012)
Gross carrying amount, Ending Balance	9,160,984	8,630,898
Transfer from Stage 1 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,462,311)	(24,353,507)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,683,417)	(11,610,657)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(665,540)	(10,752,480)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,835,368)	(3,261,759)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,462,311	24,353,507
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,683,417	11,610,657
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	665,540	10,752,480
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,835,368	3,261,759
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,278,979)	(7,160,779)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(306,706)	(601,556)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(255,703)	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,490,879)	(3,799,780)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,278,979	7,160,779
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	306,706	601,556
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	255,703	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,490,879	3,799,780
Transfer from Stage 2 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	22,163,715	24,030,326
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6,849,837	5,831,753
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,641,094	2,253,243
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,890,092	2,411,298
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(22,163,715)	(24,030,326)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6,849,837)	(5,831,753)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,641,094)	(2,253,243)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,890,092)	(2,411,298)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,707,010)	(10,011,916)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(280,745)	(840,461)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(14,672)	(853,309)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,002,079)	(689,135)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,707,010	10,011,916
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	280,745	840,461
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	14,672	853,309
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,002,079	689,135
Transfer from Stage 3 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	746,701	1,222,395
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	66,910	140,495
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	59,015	30,773
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(746,701)	(1,222,395)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(66,910)	(140,495)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(59,015)	(30,773)
Transfer from Stage 3 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,171,318	645,141
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	46,340	192,707
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	492,246	488,500
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,171,318)	(645,141)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(46,340)	(192,707)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (492,246)	$ (488,500)